Equity Method Investments, Equity Method Investments Measured at Fair Value (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Equity Method Investments Measured at Fair Value [Abstract]
Beginning balance		$ 115,455,048
Equity securities acquired		21,523,683
Net loss from equity method investments measured at fair value		(24,814,649)		$ 0
Unrealized foreign exchange loss from equity method investments		(1,084,348)	[1]	$ 0
Unrealized foreign exchange gain from equity method investments measured at fair value	[1]	11,399,215
Ending balance		$ 122,478,949

[1]	The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect the end-of-period exchange rates and any gains or losses are included in the unaudited interim condensed consolidated statements of comprehensive income and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies and the resulting cumulative translation adjustments are recorded in Other Comprehensive Income (OCI) in the unaudited interim condensed consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.